FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 3/31/10
                         --------


Item 1. Schedule of Investments.


Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                   -------------   --------------
          MUNICIPAL BONDS 99.3%
          CALIFORNIA 99.3%
          ABAG Finance Authority for Nonprofit Corps. California Health
             Facilities  Revenue, Institute on Aging, California Mortgage
             Insured, 5.65%, 8/15/38                                               $   9,000,000   $    8,467,650
          ABAG Finance Authority for Nonprofit Corps. COP,
             Lincoln Child Center Inc., California Mortgage Insured, 6.125%,
                11/01/24                                                               1,950,000        1,950,176
             Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%,
                2/15/30                                                                3,500,000        3,500,140
             Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24             5,000,000        5,001,600
          ABAG Finance Authority for Nonprofit Corps. Revenue,
             Casa De Las Campanas, California Mortgage Insured, 6.00%, 9/01/37         8,000,000        8,011,680
             Poway Retirement Housing Foundation Housing Inc. Project, Series A,
                California Mortgage Insured, 5.375%, 11/15/25                          5,145,000        5,104,457
             Sansum-Santa Barbara, Refunding, Series A, California Mortgage
             Insured, 5.60%, 4/01/26                                                   2,750,000        2,754,565
          Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A,
             FGIC Insured, zero cpn.,8/01/25                                           9,045,000        4,286,516
          Alameda Corridor Transportation Authority Revenue, Capital
             Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to 10/01/12,
             5.25% thereafter, 10/01/21                                               64,660,000       52,790,364
             5.45% thereafter, 10/01/25                                               25,000,000       19,716,500
          Alameda Power and Telecommunication Electric System Revenue COP,
             Refunding, Series A, NATL Insured, 5.75%, 7/01/30                         3,305,000        3,344,991
          Alhambra City Elementary School District GO, Capital Appreciation,
             Election of 1999, Series B, NATL Insured, zero cpn., 9/01/27              3,035,000        1,001,216
          Alisal USD, GO, Capital Appreciation, Election of 2006, Series B,
             Assured Guaranty, zero cpn.,
             8/01/32                                                                   3,355,000          774,032
             8/01/33                                                                   3,610,000          774,634
             2/01/34                                                                   3,345,000          688,100
          Alum Rock Union Elementary School District GO, Election of 2008,
          Series A, Assured Guaranty, 5.00%, 8/01/33                                  12,595,000       12,679,386
          Alvord USD, GO, Election of 2007, Series A, FSA Insured, 5.00%,
             8/01/32                                                                   9,070,000        9,093,854
          Anaheim PFAR, Distribution System, second lien, NATL Insured,
             5.00%,10/01/29                                                            5,000,000        4,987,600
          Antelope Valley UHSD, GO, Series A, NATL Insured, 5.00%, 2/01/27             5,000,000        5,025,450
          Antioch USD, GO, Election of 2008, School Facilities Improvement No.
             1-B, Assured Guaranty, 5.375%,8/01/36                                     3,130,000        3,190,659
          Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A,
             FSA Insured, zero cpn.,
             8/01/29                                                                   5,110,000        1,577,457
             8/01/33                                                                  11,690,000        2,710,911
             8/01/39                                                                   9,620,000        1,474,650
             8/01/46                                                                  27,665,000        2,748,518
          Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured,
             5.00%, 9/01/34                                                            4,315,000        3,748,009
          Auburn Public Financing Authority Wastewater Revenue, Assured
             Guaranty, 5.50%, 6/01/39                                                  1,880,000        1,934,313
          Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38      10,000,000        9,865,500
          Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
             11/01/27                                                                  2,415,000        2,497,690
             11/01/28                                                                  2,535,000        2,610,949
          Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%, 9/15/32       10,430,000       10,519,907
          Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%,
             9/01/25                                                                   4,000,000        4,094,880
          Baldwin Park USD, GO,
             Capital Appreciation, Election of 2006, FSA Insured, zero cpn.,
                8/01/28                                                                5,810,000        1,905,157
             Election of 2006, FSA Insured, 5.00%, 8/01/31                             5,440,000        5,472,749
          Brea and Olinda USD, GO, Series A, NATL Insured, Pre-Refunded, 5.60%,
             8/01/20                                                                   1,000,000        1,021,430
          Brentwood Infrastructure Financing Authority Infrastructure Revenue,
             Refunding, Series A, FSA Insured, 5.00%, 9/02/32                          3,790,000        3,891,875
          Buckeye USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/32              10,705,000       10,874,032
          Cabrillo Community College District GO, Capital Appreciation,
             Election of 2004, Series B, NATL Insured, zero cpn., 8/01/39             12,570,000        1,733,026
          California Community College Financing Authority Lease Revenue,
             Grossmont Palomar and Shasta, Series A, NATL Insured,
             5.125%, 4/01/31                                                           3,030,000        2,982,156
          California Educational Facilities Authority Revenue, Stanford
             University, Refunding, Series 0, 5.125%,1/01/31                          24,705,000       24,709,200
          California Health Facilities Financing Authority Revenue,
             Asian Community Center, Series A, California Mortgage Insured,
                5.00%, 4/01/37                                                        10,550,000        8,935,850
             Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28          8,765,000        8,559,373

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28         $  12,995,000   $   12,694,426
             Community Health Facilities, Series A, California Mortgage Insured,
                5.80%, 8/01/25                                                         1,020,000        1,023,244
             Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28                         15,400,000       15,419,404
             Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18                         5,000,000        5,025,000
             Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20                         4,000,000        4,020,000
             Marshall Hospital, Refunding, Series A, California Mortgage
                Insured, 5.30%, 11/01/28                                               3,005,000        3,005,451
             Northern California Presbyterian, Refunding, 5.40%, 7/01/28               5,000,000        4,622,700
             Senior Living, Aldersly, Series A, California Mortgage Insured,
             5.25%, 3/01/32                                                            2,000,000        1,787,140
             Sutter Health, Refunding, Series A, NATL Insured, 5.00%, 8/15/19          1,585,000        1,599,170
             Sutter Health, Refunding, Series A, NATL Insured, 5.00%, 8/15/38          3,735,000        3,477,061
             Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42                   15,000,000       14,809,050
             The Help Group, Refunding, California Mortgage Insured, 5.40%,
             8/01/22                                                                   4,755,000        4,760,706
             True to Life Children's Services, Series A, California Mortgage
             Insured, 5.625%, 9/01/25                                                  1,250,000        1,251,763
          California HFAR, Home Mortgage, Series N, AMBAC Insured, 6.30%,
             8/01/31                                                                     240,000          240,648
          California Infrastructure and Economic Development Bank Revenue, Bay
             Area Toll Bridges, first lien, Series A, AMBAC Insured,
             Pre-Refunded, 5.00%, 7/01/33                                              8,460,000        9,760,810
          California Municipal Finance Authority Senior Living Revenue,
             Pilgrim Place Claremont, California Mortgage Insured, Series A,
             5.875%, 5/15/29                                                           2,895,000        2,924,268
             6.125%, 5/15/39                                                           5,830,000        5,912,786
          California PCFA, PCR, Southern California Edison Co., Refunding,
             Series C, NATL Insured, 5.55%, 9/01/31                                    4,800,000        4,596,960
          California Public School District Financing Authority Lease Revenue,
             Southern Kern USD, Series B, FSA Insured, ETM, 5.90%, 9/01/26             1,615,000        1,962,952
          California School Facilities Financing Authority Revenue, Azusa USD,
             Series A, FSA Insured, 5.00%, 8/01/32                                    10,000,000        9,985,900
          California State Department of Water Resources Water Revenue,
             Central Valley Project, Series AC, NATL Insured, Pre-Refunded,
                5.00%,12/01/26                                                            40,000           46,054
             Central Valley Project, Series AD, FSA Insured, Pre-Refunded,
                5.00%,12/01/26                                                            25,000           28,880
             FSA Insured, Pre-Refunded, 5.125%,12/01/29                                  115,000          123,604
             Refunding, FSA Insured, 5.125%, 12/01/29                                  4,885,000        5,053,386
          California State GO,
             FGIC Insured, 5.375%, 6/01/26                                             1,350,000        1,350,432
             NATL Insured, 6.00%, 8/01/16                                                210,000          210,491
             NATL Insured, 6.00%, 10/01/21                                                65,000           65,242
             Pre-Refunded, 5.125%, 6/01/31                                            24,705,000       26,040,058
             Refunding, 5.125%, 6/01/31                                                  295,000          285,545
             Refunding, NATL Insured, 5.00%, 8/01/29                                     730,000          703,662
             Various Purpose, 5.00%,11/01/32                                          20,000,000       18,807,600
          California State Local Government Finance Authority Revenue, Marin
             Valley Mobile, Senior Series A, FSA Insured, 5.80%, 10/01/20              3,770,000        3,783,421
          California State Public Works Board Lease Revenue, Department of
             Mental Health Hospital, Series A, AMBAC Insured, 5.00%,
             12/01/21                                                                  4,100,000        4,028,742
             12/01/26                                                                  5,675,000        5,272,756
          California State University Foundation Revenue, Monterey Bay, NATL
             Insured, Pre-Refunded, 5.35%, 6/01/31                                     2,000,000        2,113,260
          California State University of Los Angeles Auxiliary Services Inc.
             Revenue, NATL Insured, Pre-Refunded, 5.125%, 6/01/33                      3,200,000        3,371,040
          California State University Revenue, Systemwide,
             Refunding, Series A, AMBAC Insured, 5.00%, 11/01/33                      22,000,000       22,104,500
             Series A, FSA Insured, 5.00%, 11/01/33                                   10,000,000       10,199,200
          California Statewide CDA,
             COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29                    12,250,000       11,539,377
             COP, NATL Insured, 5.00%, 4/01/18                                         3,000,000        2,840,760
             COP, Refunding, FSA Insured, 5.50%, 8/15/31                               7,000,000        7,018,550
             COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21               5,895,000        5,897,830
             MFHR, 740 Olive Street, Series L, GNMA Secured, 4.90%, 7/20/39           13,475,000       13,186,770
             MFHR, 740 Olive Street, Series L, GNMA Secured, 5.10%, 7/20/50           10,000,000        9,914,600
             MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H,
                FNMA Insured, 5.80%, 8/01/33                                           2,785,000        2,850,113
          California Statewide CDA Revenue,
             Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37                    17,000,000       16,557,660
             Catholic Healthcare West, Series K, Assured Guaranty, 5.50%,
                7/01/41                                                               17,000,000       17,333,540
             Community Hospital of the Monterey Peninsula, Series B, FSA
                Insured, 5.25%, 6/01/23                                                2,000,000        2,076,260
             COP, John Muir/Mt. Diablo Health System, NATL Insured, 5.125%,
                8/15/22                                                                5,000,000        5,001,050

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28     $  17,215,000   $   18,128,256
             Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%,
                10/01/28                                                               7,825,000        7,310,819
             Lodi Memorial Hospital, Series A, California Mortgage Insured,
                5.00%, 12/01/27                                                       15,000,000       14,064,750
             Methodist Hospital of Southern California Project, FHA Insured,
                6.75%, 2/01/38                                                        20,000,000       22,564,200
             Refunding, California Mortgage Insured, 5.00%, 8/01/21                    2,035,000        2,019,249
             St. Ignatius College Preparatory, AMBAC Insured, 5.00%, 6/01/37           7,215,000        6,198,984
             St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47          20,000,000       19,965,800
             Sutter Health, Series C, FSA Insured, 5.05%, 8/15/38                     15,000,000       15,060,000
          California Statewide CDA Water and Wastewater Revenue, Pooled
             Financing Program, Refunding,
             Series A, FSA Insured, 5.00%, 10/01/32                                    9,320,000        9,459,054
             Series B, FSA Insured, 5.75%, 10/01/29                                    1,465,000        1,470,157
          Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
             10/01/34                                                                 14,000,000       13,633,480
             10/01/41                                                                  3,880,000        3,719,834
          Castaic Lake Water Agency Revenue COP, Series A, NATL Insured,
             5.00%, 8/01/29                                                            8,000,000        8,072,800
          Castaic USD, COP, Refunding, FSA Insured, 5.125%, 9/01/33                    1,000,000          989,860
          Central USD, GO, Election of 2008, Series A, Assured Guaranty,
             5.50%,8/01/29                                                             3,000,000        3,174,570
             5.625%, 8/01/33                                                           3,500,000        3,661,105
          Chabot-Las Positas Community College District GO, Capital
             Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
             8/01/35                                                                  10,000,000        1,903,700
             8/01/36                                                                  10,000,000        1,773,900
             8/01/37                                                                  15,045,000        2,492,505
          Chaffey Community College District GO,
             Refunding, Series A, FSA Insured, 5.00%, 7/01/27                            270,000          277,031
             Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27                       5,480,000        6,035,069
          Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%,
             4/01/24                                                                   2,790,000        2,750,298
          Chino Basin Regional Financing Authority Revenue, Municipal Water
             District, Sewer System Project, Refunding, AMBAC Insured, 6.00%,
             8/01/16                                                                   2,000,000        2,004,680
          Chula Vista Elementary School District GO, Election of 1998, Series F,
             NATL Insured, 5.00%, 8/01/28                                              2,685,000        2,715,985
          Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27          3,265,000        3,277,766
             College of the Sequoias Tulare Area 10 No.3 GO, Election of 2008,
             Series A, Assured Guaranty, 5.50%, 8/01/33                                5,000,000        5,229,550
          College of the Sequoias Visalia Area 10 No.2 GO, Election of 2008,
             Series A, Assured Guaranty, 5.50%, 8/01/33                                5,750,000        6,013,982
          Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty,
             5.375%, 8/01/34                                                          10,665,000       10,769,197
          Compton USD, GO, Election of 2002, Series B, NATL Insured,
             Pre-Refunded, 5.00%, 6/01/29                                              2,000,000        2,279,900
          Corona-Norco USD,
             COP, Refunding, FSA Insured, 5.125%, 4/15/25                              5,355,000        5,359,391
             COP, Refunding, FSA Insured, 5.125%, 4/15/29                              2,540,000        2,541,651
             GO, Capital Appreciation, Refunding, Series B, FSA Insured, zero
             cpn., 3/01/25                                                             1,400,000          592,844
             GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/23       2,320,000        1,096,594
             GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/24       2,620,000        1,153,141
             GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25      4,655,000        1,900,916
             GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26      6,080,000        2,316,602
             GO, Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34        12,000,000       12,188,040
             GO, Election of 2006, Series C, FSA Insured, 5.50%, 8/01/39               7,500,000        7,636,200
          Coronado CDA Tax Allocation, Community Development Project, NATL
             Insured, 5.375%, 9/01/26                                                  2,700,000        2,675,187
          Covina Public Financing Authority Wastewater Revenue, Assured
             Guaranty, 5.375%, 10/01/29                                                6,550,000        6,798,834
          Cucamonga County Water District COP, NATL Insured, 5.00%, 9/01/29            5,070,000        5,073,143
          Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22          1,620,000        1,685,902
          Desert Sands USD, COP, Financing Project, FSA Insured, 5.75%, 3/01/24       10,000,000       10,706,400
          East Bay MUD Water System Revenue, Refunding, NATL Insured,
             Pre-Refunded, 5.00%, 6/01/26                                             14,000,000       14,728,140
          East Side UHSD Santa Clara County GO,
             Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/38              4,255,000        4,197,600
             Series F, FSA Insured, 5.00%, 8/01/35                                    19,000,000       18,917,540
          EI Centro Financing Authority Wastewater Revenue, Series A, FSA
             Insured, 5.25%, 10/01/35                                                  6,200,000        6,240,548
          EI Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty,
             5.50%, 6/01/34                                                           11,355,000       11,860,411
          EI Monte Water Authority Revenue, Water System Project, AMBAC
             Insured, Pre-Refunded, 5.60%, 9/01/34                                     1,800,000        1,873,116

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Elsinore Valley Municipal Water District COP, Refunding, Series A,
             BHAC Insured, 5.00%, 7/01/29                                          $   7,245,000   $    7,582,907
          Escondido Joint Powers Financing Authority Lease Revenue, AMBAC
             Insured, 5.125%, 9/01/30                                                  3,770,000        3,629,002
             Eureka USD, GO, FSA Insured, 5.00%, 8/01/25                               4,145,000        4,301,557
          Fairfield Suisun USD, GO,
             Election of 2002, NATL Insured, 5.00%, 8/01/25                            4,185,000        4,284,185
             NATL Insured, 5.00%, 8/01/27                                             12,000,000       12,208,200
          Florin Resource Conservation District COP, Elk Grove Water Service,
             Refunding, Series A, NATL Insured, 5.00%, 3/01/33                         5,000,000        4,613,050
          Folsom COP, Central Business District Fire Station, NATL Insured,
             5.125%, 10/01/26                                                          2,030,000        2,000,017
          Foothill/Eastern Corridor Agency Toll Road Revenue,
             Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/17        20,000,000       13,763,000
             Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/18        25,000,000       16,137,500
             Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/19         5,970,000        3,581,045
             senior lien, Refunding, Series A, NATL Insured, 5.00%,1/01/35            66,735,000       57,952,007
      (a) Fowler USD, GO, Election of 2004, Series C, FSA Insured, 5.25%,
             8/01/39                                                                   3,555,000        3,611,382
          Franklin-McKinley School District GO, Election of 2004, Series A,
             FGIC Insured, Pre-Refunded, 5.00%,
             8/01/29                                                                   5,280,000        6,124,589
          Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
             2/01/20                                                                   2,065,000        2,246,101
             8/01/22                                                                   3,000,000        3,282,750
          Fullerton School District GO, Capital Appreciation, Series A, FGIC
             Insured, zero cpn., 8/01/23                                               3,030,000        1,429,584
          Fullerton University Foundation Auxiliary Organization Revenue,
             Series A, NATL Insured, Pre- Refunded, 5.75%, 7/01/25                     1,250,000        1,270,063
             7/01/30                                                                   1,000,000        1,011,430
          Glendora PFAR Tax Allocation, Project No.1, Refunding, Series A, NATL
             Insured, 5.00%, 9/01/24                                                   5,000,000        4,825,550
          Grossmont UHSD, GO,
             Capital Appreciation, Election of 2004, FSA Insured, zero cpn.,
             8/01/24                                                                   5,110,000        2,323,619
             FSA Insured, 5.00%, 8/01/33                                               1,440,000        1,461,341
             FSA Insured, 5.25%, 8/01/33                                               5,510,000        5,694,144
          Hawthorne School District GO,
             Capital Appreciation, Election of 2004, Series C, Assured Guaranty,
                zero cpn., 8/01/38                                                    10,000,000        1,484,700
             Hawthorne School District, Assured Guaranty, 5.00%, 8/01/34               1,000,000          953,930
          Hollister RDA Tax Allocation, Community Development Project,
             Refunding, AMBAC Insured, 5.125%, 10/01/32                               19,815,000       17,029,407
      (a) Huntington Beach UHSD, COP, Adult Education Project, FSA Insured,
             5.25%, 9/01/39                                                            2,000,000        1,982,140
          Indian Wells Valley Water District COP,
             Assured Guaranty, 5.25%, 10/01/39                                         7,590,000        7,760,623
             Refunding, Assured Guaranty, 5.125%, 10/01/32                             1,690,000        1,723,699
          Jefferson San Mateo County UHSD, GO, Refunding, Series A, NATL
             Insured, 6.45%,
             8/01/25                                                                   3,045,000        3,467,250
             8/01/29                                                                   3,075,000        3,497,905
          Jurupa Community Services District Special Tax, CFD No.2, Series A,
          NATL Insured, 5.00%,
             9/01/32                                                                   7,000,000        5,972,330
          Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24                                1,600,000        1,631,632
          Kern High School District GO, FSA Insured, ETM, 6.625%,
             8/01/14                                                                   1,535,000        1,854,925
             8/01/15                                                                   1,400,000        1,730,736
          La Habra COP, Refunding, Series A, FSA Insured, 5.25%, 9/01/40               7,900,000        7,700,525
          La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series
             A, FSA Insured, 5.00%, 8/15/28                                            1,855,000        1,854,889
          Lake Tahoe USD, GO, Election of 2008, FSA Insured, 5.375%, 8/01/29          10,000,000       10,450,200
          Lancaster Financing Authority Tax Allocation Revenue, Subordinated,
             Redevelopment Projects No.5 and 6, Series B, FGIC Insured,
             5.00%, 2/01/35                                                            5,775,000        4,961,707
          Lancaster School District GO, Capital Appreciation, Election of 1999,
             NATL Insured, zero cpn.,
             8/01/25                                                                   5,495,000        2,089,474
             7/01/26                                                                   5,965,000        2,116,800
          Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured
             Guaranty, 5.50%, 8/01/44                                                  6,085,000        6,010,398
          Lemon Grove School District GO, Election of 2008, Series A, Assured
             Guaranty, 5.125%, 8/01/33                                                 2,100,000        2,084,313
          Live Oak School District COP, Assured Guaranty,
             5.50%,8/01/29                                                             1,245,000        1,288,949
             5.875%, 8/01/34                                                           2,270,000        2,366,520

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             5.875%, 8/01/39                                                       $   2,750,000   $    2,844,435
          Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%,
             7/01/32                                                                  18,960,000       18,933,266
          Lodi USD, GO, NATL Insured, 5.00%, 8/01/23                                   2,150,000        2,203,793
          Lodi USD School Facilities 10 No.1 GO, Election of 2006, FSA Insured,
             5.00%,
             8/01/30                                                                   6,450,000        6,576,226
             8/01/32                                                                   8,220,000        8,289,623
          Long Beach Bond Finance Authority Lease Revenue,
             Aquarium of the Pacific Project, Refunding, AMBAC Insured, 5.00%,
                11/01/19                                                               4,000,000        3,843,920
             Aquarium of the Pacific Project, Refunding, AMBAC Insured, 5.00%,
                11/01/26                                                              11,000,000        9,793,190
             Aquarium of the Pacific Project, Refunding, AMBAC Insured, 5.25%,
                11/01/30                                                               2,000,000        1,776,080
             Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26         6,780,000        6,079,829
             Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31        10,500,000        9,054,360
          Long Beach Bond Finance Authority Tax Allocation Revenue, North Long
             Beach Redevelopment Projects, Series A, AMBAC Insured,
             5.00%, 8/01/25                                                            7,015,000        6,253,241
             5.00%, 8/01/31                                                            3,135,000        2,583,710
             Pre-Refunded, 5.00%, 8/01/25                                              6,535,000        7,123,281
             Pre-Refunded, 5.00%, 8/01/31                                              8,865,000        9,663,027
          Long Beach USD, GO, Election of 1999, Series C, NATL Insured, 5.125%,
             8/01/31                                                                  13,870,000       13,886,644
          Los Angeles Community College District GO,
             Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/26                      4,000,000        4,238,040
             Series B, FSA Insured, 5.00%, 8/01/27                                     4,000,000        4,088,000
          Los Angeles COP,
             Municipal Improvement Corp. of Los Angeles, Program AW Certificates,
                AMBAC Insured, 5.00%, 6/01/27                                          5,895,000        5,898,006
             Real Property Program, NATL Insured, 5.00%, 2/01/27                       9,890,000        9,901,176
          Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC
             Insured, Pre-Refunded, 5.25%,
             11/01/27                                                                  2,500,000        2,569,625
             11/01/33                                                                  2,500,000        2,569,625
          Los Angeles County Public Works Financing Authority Lease Revenue,
             Master Refunding Project, Refunding, Series B, FGIC Insured,
             5.00%, 9/01/31                                                            7,600,000        7,117,172
          Los Angeles Department of Water and Power Revenue, Power System,
             Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/35                     5,000,000        5,131,550
             Series B, Sub Series B-2, FSA Insured, 5.00%, 7/01/35                     5,000,000        5,084,700
          Los Angeles Wastewater System Revenue, Subordinated, Refunding,
             Series A, NATL Insured, 5.00%, 7/01/44                                   10,000,000       10,199,900
          Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured,
             6.50%, 7/01/22                                                              675,000          675,655
          Los Angeles USD, GO,
             Election of 2004, Series H, FSA Insured, 5.00%, 7/01/27                   5,000,000        5,205,900
             Election of 2004, Series H, FSA Insured, 5.00%, 7/01/28                   5,000,000        5,183,850
             Election of 2005, Series E, FSA Insured, 5.00%, 7/01/27                   5,800,000        6,038,844
          Los Angeles Wastewater System Revenue, Refunding, NATL Insured,
             5.00%, 6/01/26                                                           10,000,000       10,186,100
          Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA
             Insured, 5.85%, 9/01/18                                                   1,765,000        1,786,251
          Marin Municipal Water District COP, Financing Project, AMBAC
             Insured, 5.00%, 7/01/29                                                   1,200,000        1,087,248
          Mendocino County COP, Public Facilities Corp., NATL Insured, 5.25%,
             6/01/30                                                                   2,680,000        2,653,522
          Merced Irrigation District Electricity System Revenue, Refunding,
             XLCA Insured, 5.00%, 9/01/26                                             10,000,000        8,795,500
          Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%,
             3/01/24                                                                   1,025,000        1,034,112
          Modesto Irrigation District COP, Capital Improvements, Series A, FSA
             Insured, 5.00%,
             7/01/26                                                                   5,000,000        5,060,950
             7/01/31                                                                   8,285,000        8,311,678
          Montebello COP, Capital Improvement Project, Refunding, FSA Insured,
             5.375%, 11/01/26                                                          8,715,000        8,936,448
          Montebello CRDA Tax Allocation, Montebello Hills Redevelopment
             Project, Refunding, NATL Insured, 5.60%, 3/01/19                          2,460,000        2,460,049
          Montebello USD, GO, Election of 2004, FSA Insured, 5.00%, 8/01/33            2,700,000        2,708,937
          Moorpark USD,
             COP, Refunding, Assured Guaranty, 5.625%, 11/01/28                        2,180,000        2,240,778
             GO, Election of 2008, Capital Appreciation Bonds, Series A, Assured
                Guaranty, zero cpn., 8/01/32                                           5,870,000        1,414,083
          Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
             Pre-Refunded, 5.00%, 8/01/26                                              4,000,000        4,581,560
          Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25              3,840,000        3,942,566
          Mount Diablo USD, GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25         6,025,000        6,098,083

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Murrieta Valley USD, COP, NATL Insured, 5.00%, 8/01/27                   $   2,380,000   $    2,410,297
          Natomas USD, GO, FSA Insured, 5.00%, 9/01/26                                 2,535,000        2,538,017
          Nevada Joint UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/26                 1,295,000        1,323,050
          Newark USD, GO, Capital Appreciation, Series C, FSA Insured, zero cpn.,
             8/01/22                                                                   2,165,000        1,143,964
             8/01/23                                                                   2,465,000        1,221,161
             8/01/24                                                                   2,560,000        1,195,443
             8/01/25                                                                   2,705,000        1,190,633
          Norco RDA Tax Allocation, Redevelopment Project Area No.1, NATL
             Insured, 5.625%, 3/01/30                                                  1,000,000        1,000,030
          Northern California Public Power Agency Revenue, AMBAC Insured,
             Pre-Refunded, 7.50%, 7/01/23                                              3,200,000        4,300,160
          Oceanside COP, AMBAC Insured, 5.20%, 4/01/23                                 2,500,000        2,513,700
          Oceanside USD, GO, Refunding, Series A, Assured Guaranty, 5.25%,
             8/01/33                                                                   5,000,000        5,066,850
          Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33         8,000,000        8,109,280
          Pacifica COP, AMBAC Insured, 5.375%,1/01/37                                  6,600,000        6,722,694
          Palm Springs Financing Authority Lease Revenue, Convention Center
             Project, Refunding, Series A, NATL Insured, 5.00%, 11/01/25               2,295,000        2,170,932
          Pasadena Area Community College District GO, Election of 2002,
             Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28                      4,000,000        4,466,200
          Patterson Joint USD, GO, Capital Appreciation,
             Series A, FGIC Insured, zero cpn., 8/01/22                                1,900,000          912,266
             Series A, FGIC Insured, zero cpn., 8/01/24                                2,075,000          860,482
             Series A, FGIC Insured, zero cpn., 8/01/25                                2,170,000          837,251
             Series A, FGIC Insured, zero cpn., 8/01/26                                2,265,000          812,070
             Series C, FGIC Insured, zero cpn., 8/01/23                                1,985,000          882,035
          Peralta Community College District GO,
             Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32                  8,450,000        8,539,316
             Election of 2006, Series B, FSA Insured, 5.00%, 8/01/24                   6,000,000        6,311,040
          Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%,
             8/15/23                                                                   3,885,000        3,536,438
          Plumas County COP, Capital Improvement Program, Series A, AMBAC
             Insured, 5.00%, 6/01/33                                                   3,280,000        3,107,570
          Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.25%,
             8/01/33                                                                   5,675,000        5,695,316
          Porterville COP, Sewer System Refinancing Project, Refunding, AMBAC
             Insured, 5.25%, 10/01/23                                                  3,000,000        3,000,510
          Poway RDA Tax Allocation,
             NATL Insured, Pre-Refunded, 5.75%, 6/15/33                                9,250,000        9,765,780
             Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25              9,195,000        8,728,262
             Refunding, NATL Insured, 5.75%, 6/15/33                                   2,225,000        2,193,961
          Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
             Refunding, FSA Insured, 5.25%, 9/01/20                                    2,500,000        2,516,900
          Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27                3,000,000        3,007,440
          Richmond Joint Powers Financing Authority Revenue, Lease, Civic
             Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37             24,000,000       25,309,440
          Ripon RDA Tax Allocation, Community Redevelopment Project, NATL
             Insured, Pre-Refunded, 5.85%, 11/01/30                                    3,975,000        4,180,985
          Riverside Electric Revenue, Issue D, FSA Insured, 5.00%, 10/01/38            5,310,000        5,386,995
          Rohnert Park Community Development Commission Tax Allocation,
             Redevelopment Project, Series R, FGIC Insured, 5.00%, 8/01/37             5,000,000        4,302,100
          Roseville Financing Authority Revenue, senior lien, Series A, AMBAC
             Insured, 5.00%, 9/01/25                                                   5,675,000        5,144,785
          Sacramento Area Flood Control Agency Special Assessment,
             Consolidated, Capital AD, Refunding, Series A, Assured Guaranty,
                5.00%, 10/01/32                                                        5,000,000        5,012,350
             Subordinated, Capital AD No.2, FGIC Insured, 5.80%, 11/01/16                900,000          901,134
          Sacramento City Financing Authority Revenue,
             Capital Improvement, Series A, AMBAC Insured, Pre-Refunded,
                5.00%,12/01/26                                                         8,395,000        8,831,624
             Capital Improvement, Series A, AMBAC Insured, Pre-Refunded,
                5.00%,12/01/32                                                        21,500,000       22,618,215
             City Hall and Redevelopment Projects, Series A, FSA Insured,
                Pre-Refunded, 5.00%, 12/01/28                                         10,000,000       11,041,700
          Sacremento County Airport System Revenue, Senior Series B, Assured
             Guaranty, 5.50%, 7/01/34                                                 16,320,000       17,156,400
          Salida Area Public Facilities Financing Agency CFD No.1988-1 Special
             Tax, FSA Insured, 5.75%, 9/01/30                                          3,435,000        3,444,858
          Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26           1,645,000        1,645,148
          San Bernardino City USD, GO, Election of 2004, Series B, FSA
             Insured, 5.00%, 8/01/28                                                  10,000,000       10,115,600
          San Bernardino County COP, 1997 Public Improvement Financing
             Project, NATL Insured, 5.25%, 10/01/25                                    5,450,000        5,314,676

Franklin California Tax-free Trust
Franklin California Insured Tax-free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          San Bernardino County SFMR, Capital Appreciation, Series A, GNMA
             Secured, ETM, zero
             cpn., 5/01/22                                                         $  28,405,000   $   15,288,991
          San Diego Public Facilities Financing Authority Sewer Revenue, Series
             B, FGIC Insured,
             5.25%, 5/15/27                                                            1,270,000        1,270,191
          San Francisco BART District Sales Tax Revenue, AMBAC Insured, 5.00%,
             7/01/28                                                                   2,795,000        2,811,379
          San Francisco City and County Airports Commission International
             Airport Revenue, Refunding, Second Series 28A, NATL Insured,
             5.125%,
             5/01/24                                                                   9,745,000        9,764,490
             5/01/27                                                                  16,575,000       16,196,593
          San Francisco City and County Public Utilities Commission Water
             Revenue, Refunding, Series
             A, FSA Insured, 5.00%, 11/01/31                                           3,885,000        3,949,336
          San Francisco Community College District GO, Series A, FGIC Insured,
             5.00%, 6/15/26                                                            6,000,000        6,130,860
          San Gabriel USD, GO, Capital Appreciation,
             Election of 2002, Series C, FSA Insured, zero cpn., 8/01/30               5,635,000        1,517,562
             Election of 2002, Series C, FSA Insured, zero cpn., 8/01/31               5,870,000        1,459,165
             Election of 2002, Series C, FSA Insured, zero cpn., 7/01/32               6,115,000        1,415,194
             Series A, FSA Insured, zero cpn., 8/01/26                                 3,530,000        1,319,867
             Series A, FSA Insured, zero cpn., 2/01/27                                 1,850,000          663,558
          San Jacinto USD, COP, Refunding, FSA Insured, 5.125%, 9/01/30                4,375,000        4,383,531
          San Joaquin Delta Community College District GO, Election of 2004,
             Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/31          10,475,000        2,757,125
             Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/32          15,185,000        3,730,043
             Series A, FSA Insured, 5.00%, 8/01/29                                       520,000          535,366
             Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/29                       4,530,000        5,254,619
          San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
             Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
             1/15/26                                                                  13,155,000        3,805,084
             Refunding, Series A, NATL Insured, 5.375%, 1/15/29                       18,075,000       15,939,619
             Refunding, Series A, NATL Insured, 5.25%, 1/15/30                        12,860,000       11,032,594
             senior lien, NATL Insured, 5.00%, 1/01/33                                10,035,000        8,259,106
          San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
             3/01/33                                                                  12,135,000       11,732,846
          San Jose Financing Authority Lease Revenue, Civic Center Project,
             Series B, AMBAC Insured,
             5.00%, 6/01/27                                                           10,000,000       10,176,900
          San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured,
             5.875%, 3/01/33                                                           3,500,000        3,542,070
          San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
             Series B, XLCA Insured,
             5.00%, 8/01/31                                                           15,470,000       13,926,867
          San Juan USD, GO, Election of 1998, Series A, NATL Insured, 5.00%,
             8/01/28                                                                   5,115,000        5,130,140
          San Marcos Public Facilities Authority Revenue, Senior Tax Increment
             Project Area 3, Series A,
             NATL Insured, Pre-Refunded,
             5.75%, 10/01/29                                                           5,340,000        5,582,489
             5.80%, 10/01/30                                                           7,800,000        8,172,216
          San Marino USD, GO, Series A, NATL Insured, zero cpn., 7/01/25               6,080,000        2,544,358
          San Mateo GO, Library Improvement Project, Series A, AMBAC Insured,
             5.25%, 8/01/30                                                            5,790,000        6,102,370
          Santa Ana USD, COP, Capital Appreciation Financing Project, FSA
             Insured, zero cpn., 4/01/24                                              14,245,000        5,854,410
          Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27                    5,555,000        5,704,374
          Santa Clara County Financing Authority Revenue, EI Camino, Series B,
             AMBAC Insured,
             5.125%, 2/01/41                                                          11,545,000       11,477,577
          Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA
             Insured, 5.00%,
             7/01/33                                                                  11,050,000       11,238,844
          Santa Rita USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
             8/01/32                                                                   6,160,000        6,174,538
          Santa Rosa Wastewater Revenue, Series B, FGIC Insured, Pre-Refunded,
             5.125%, 9/01/31                                                           4,000,000        4,138,200
          Santa Rosa Wastewater Service Facilities District Revenue, Refunding
             and Improvement,
             AMBAC Insured, 6.00%, 7/02/15                                             2,000,000        2,203,820
          Santee School District GO,
             Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/33              1,260,000        1,241,150
             Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38              1,000,000          964,710
             Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48              5,250,000        4,984,245
             Series A, FSA Insured, 5.00%, 8/01/31                                     6,845,000        6,756,152
          Snowline Joint USD, COP, Refinancing Project, Refunding, Assured
             Guaranty, 5.00%, 9/01/34                                                 13,390,000       13,399,373
          Sonoma CDA Tax Allocation, Redevelopment Project, NATL Insured,
             5.70%, 12/01/30                                                           3,455,000        3,025,785
          South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24                      3,155,000        3,116,604
          South San Francisco COP, Conference Center Financing, 5.00%, 4/01/29         2,000,000        2,013,440
          Southern California Public Power Authority Power Project Revenue,
             Series A, AMBAC Insured,
             Pre-Refunded, 5.00%, 7/01/33                                             29,000,000       32,467,530
          Southern Kern USD, COP, Capital Appreciation, Building Program,
             Series B, FSA Insured,
             5.625%, 9/01/26                                                           2,250,000        2,250,968
          Southern Mono Health Care District GO, Series A, NATL Insured, 5.00%,
             8/01/24                                                                   3,005,000        2,968,489

Franklin California Tax-free Trust
Franklin California Insured Tax-free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Southern Mono Health Care District Revenue, Capital Appreciation, Series
             A, NATL Insured, zero cpn.,
             8/01/28                                                               $   2,340,000   $      664,513
             8/01/29                                                                   2,440,000          636,132
             8/01/30                                                                   2,550,000          618,554
             8/01/31                                                                   2,660,000          601,479
          Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24        2,000,000        2,022,600
          Stanislaus USD, GO, Election of 2008, Series A, Assured Guaranty,
             5.625%, 8/01/33                                                           4,140,000        4,321,166
          Stockton Revenue COP, Wastewater System Project, Refunding, Series A,
             NATL Insured,
             5.00%, 9/01/23                                                            6,500,000        6,514,885
          Susanville PFAR, NATL Insured, 5.70%, 6/01/30                                3,000,000        3,009,960
          Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%,
             8/01/38                                                                  14,980,000       15,090,552
          Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project
             Loan, Series A, FSA Insured,
             5.00%, 9/01/30                                                            1,255,000        1,242,274
             5.375%, 9/01/37                                                           5,000,000        5,019,500
          Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29                      6,855,000        6,886,944
          Tustin CRDA Tax Allocation, Housing, FSA Insured,
             5.00%, 9/01/30                                                            2,125,000        2,092,849
             5.25%, 9/01/39                                                            3,250,000        3,197,220
          Union Elementary School District GO, Capital Appreciation,
             Series A, FGIC Insured, zero cpn., 9/01/24                                2,000,000          898,960
             Series B, FGIC Insured, zero cpn., 9/01/25                                5,500,000        2,296,965
             Series B, FGIC Insured, zero cpn., 9/01/26                                5,850,000        2,282,846
          University of California Revenues, Limited Project, Series D, FGIC
             Insured, 5.00%, 5/15/37                                                   6,460,000        6,467,300
          Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects,
             FSA Insured,
             5.00%, 9/01/31                                                            5,095,000        4,964,109
          Val Verde USD,
             COP, Refunding, Series A, Assured Guaranty, 5.00%, 3/01/29               10,000,000        9,915,000
             COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36               7,020,000        6,742,570
             GO, Election of 2008, Refunding, Series B, FSA Insured, zero cpn.,
             8/01/34                                                                   1,000,000          478,800
          Vista USD, GO,
             Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26           7,150,000        2,759,400
             Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27           4,795,000        1,776,931
             Series A, FSA Insured, 5.25%, 8/01/25                                     5,000,000        5,170,450
          Washington Township Health Care District Revenue, Refunding,
             5.00%, 7/01/18                                                            2,000,000        2,009,360
             5.125%, 7/01/23                                                             450,000          443,799
          Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC
             Insured, 5.375%, 8/01/25                                                  2,045,000        2,104,346
          Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn.,
             8/01/47                                                                  18,685,000        1,387,548
          West Basin Municipal Water District Revenue COP, Refunding, Series A,
             NATL Insured,
             5.00%, 8/01/24                                                            2,500,000        2,583,125
          West Contra Costa USD, GO,
             Refunding, Assured Guaranty, 5.25%, 8/01/29                               2,500,000        2,542,200
             Series A, FSA Insured, 5.00%, 8/01/35                                    20,000,000       19,494,000
          West Kern Community College District COP, AMBAC Insured, 5.375%,
             11/01/28                                                                  5,615,000        5,899,849
          Western Placer USD Financing Corp. COP, FSA Insured, Pre-Refunded,
             5.55%, 11/01/30                                                           6,930,000        7,605,814
          Western Riverside County Water and Wastewater Finance Authority
             Revenue, Western Municipal Water District Improvement, Assured
             Guaranty,
             5.50%, 9/01/34                                                            1,750,000        1,816,238
             5.625%, 9/01/39                                                           2,500,000        2,596,925
          Westlands Water District Revenue COP,
             NATL Insured, 5.00%, 9/01/29                                             11,775,000       11,895,458
             Series A, NATL Insured, 5.00%, 9/01/37                                    4,340,000        4,195,304
          Woodland Finance Authority Lease Revenue, Capital Projects, Refunding,
             XLCA Insured,
             5.00%, 3/01/32                                                            6,340,000        6,405,556
          Woodland Finance Authority Wastewater Revenue, second senior lien,
             NATL Insured, 5.00%,
             3/01/33                                                                   1,370,000        1,342,477
             3/01/35                                                                   2,590,000        2,507,457
          Woodside Elementary School District GO, Election of 2005, NATL
             Insured, Pre-Refunded,
             5.00%, 10/01/29                                                           4,435,000        5,132,448
          Yosemite Community College District GO, Election of 2004, Series C,
             FSA Insured, 5.00%, 8/01/32                                               5,000,000        5,098,500
                                                                                                   --------------
          TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
             (COST $2,112,499,413)                                                                  2,119,296,472
                                                                                                   --------------

Franklin California Tax-free Trust
Franklin California Insured Tax-free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          SHORT TERM INVESTMENTS 0.2%
          MUNICIPAL BONDS 0.2%
          CALIFORNIA 0.2%
      (b) California Infrastructure and Economic Development Bank Revenue,
             Contemporary Jewish Museum, Daily VRDN and Put, 0.28%, 12/01/36       $     270,000   $      270,000
      (b) California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
             Series C, Daily VRDN and Put, 0.30%, 11/01/26                               100,000          100,000
      (b) California State Department of Water Resources Power Supply Revenue,
             Refunding, Series F, Sub Series F-4, Daily VRDN and Put,
             0.27%, 5/01/22                                                            2,000,000        2,000,000
      (b) California State Economic Recovery GO, Series C-4, Daily VRDN and
             Put, 0.27%, 7/01/23                                                       2,000,000        2,000,000
      (b) Irvine 1915 Act Special Assessment, Limited Obligation, AD No.
             93-14, Daily VRDN and Put, 0.26%, 9/02/25                                   300,000          300,000
                                                                                                   --------------
          TOTAL SHORT TERM INVESTMENTS (COST $4,670,000)                                                4,670,000
                                                                                                   --------------
          TOTAL INVESTMENTS (COST $2,117,169,413) 99.5%                                             2,123,966,472
          OTHER ASSETS, LESS LIABILITIES 0.5%                                                          11,337,337
                                                                                                   --------------
          NET ASSETS 100.0%                                                                        $2,135,303,809
                                                                                                   ==============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Franklin California Insured Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

1915 Act   Improvement Bond Act of 1915
ABAG       The Association of Bay Area Governments
ACA        American Capital Access Holdings Inc.
AD         Assessment District
AMBAC      American Municipal Bond Assurance Corp.
BART       Bay Area Rapid Transit
BHAC       Berkshire Hathaway Assurance Corp.
CDA        Community Development Authority/Agency
CFD        Community Facilities District
COP        Certificate of Participation
CRDA       Community Redevelopment Authority/Agency
ETM        Escrow to Maturity
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Authority/Agency
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Association
GO         General Obligation
HFAR       Housing Finance Authority Revenue
ID         Improvement District
MFHR       Multi-Family Housing Revenue
MUD        Municipal Utility District
NATL       National Public Financial Guarantee Corp.
PCFA       Pollution Control Financing Authority
PCR        Pollution Control Revenue
PFA        Public Financing Authority
PFAR       Public Financing Authority Revenue
RDA        Redevelopment Agency/Authority
SFMR       Single Family Mortgage Revenue
UHSD       Unified/Union High School District
USD        Unified/Union School District
XLCA       XL Capital Assurance

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                   -------------   --------------
          MUNICIPAL BONDS 96.0%
          CALIFORNIA 90.2%
          ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman
             Plaza, California Mortgage Insured, 5.125%, 5/15/15                     $ 2,655,000   $    2,656,805
          ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego
             Hospital Assn., Series C,
             5.125%, 3/01/18                                                           2,490,000        2,512,335
             5.25%, 3/01/19                                                            2,315,000        2,337,618
          ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14                          1,320,000        1,350,901
          ABAG Water and Wastewater Revenue, Pooled Financing Program,
             Refunding, Series A, FSA Insured, 5.00%,10/01/10                            670,000          677,638
          Alameda Corridor Transportation Authority Revenue, Capital
             Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero
             cpn., 10/01/17                                                           10,000,000        6,552,600
          Alameda-Contra Costa Transit District COP, Refunding, AMBAC Insured,
             4.375%, 8/01/14                                                           1,330,000        1,356,214
          Antelope Valley UHSD, GO, Series A, NATL Insured,
             4.50%, 8/01/13                                                            1,230,000        1,314,267
             4.625%, 8/01/14                                                           1,250,000        1,328,850
          Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A,
             FSA Insured, zero cpn., 8/01/22                                           4,065,000        2,033,516
          Bakersfield Hospital Revenue, Adventist Health System, Refunding,
             NATL Insured, 5.50%, 3/01/19                                             11,210,000       11,567,599
          Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA
             Insured, zero cpn., 8/01/24                                               5,265,000        2,312,177
          Banning Utility Authority Water Enterprise Revenue, Refunding and
             Improvement Projects, NATL Insured, 5.00%,11/01/21                        1,080,000        1,101,762
          Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
             Refunding, Series F, 5.00%,4/01/24                                        3,000,000        3,179,580
          Burbank Electric Revenue, NATL Insured, 4.00%,
             6/01/11                                                                   1,000,000        1,035,230
             6/01/12                                                                   1,000,000        1,056,030
          Burbank USD, GO, Capital Appreciation, Election of 1997, Series C,
             NATL Insured,
             4.00%, 8/01/12                                                            2,500,000        2,614,250
             zero cpn., 8/01/15                                                        4,600,000        3,794,862
             zero cpn., 8/01/16                                                        4,670,000        3,582,357
          Burbank Water and Power Electric Revenue, NATL Insured, 4.00%,
             6/01/11                                                                   5,045,000        5,051,558
          California Educational Facilities Authority Revenue, Stanford
             University, Refunding, Series R,
             4.00%, 11/01/11                                                           1,000,000        1,049,800
          California Health Facilities Financing Authority Revenue,
             Catholic Healthcare West, Series K, 5.125%, 7/01/22                      20,000,000       20,765,000
             Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19                   2,000,000        2,085,220
             Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13                         5,000,000        5,025,000
             Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14                         2,000,000        2,010,000
             Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16                         3,850,000        3,869,250
             Paradise Valley Estates, Refunding, California Mortgage Insured,
                5.00%, 1/01/11                                                         1,480,000        1,506,551
             Paradise Valley Estates, Refunding, California Mortgage Insured,
                4.375%,1/01/12                                                         1,000,000        1,028,190
             Paradise Valley Estates, Refunding, California Mortgage Insured,
                5.00%,1/01/13                                                          1,815,000        1,902,773
             Paradise Valley Estates, Refunding, California Mortgage Insured,
                5.00%,1/01/14                                                          1,635,000        1,703,147
             Providence Health and Services, Series C, 5.75%,10/01/19                  1,440,000        1,625,342
             Providence Health and Services, Series C, 6.00%, 10/01/20                 1,500,000        1,701,375
             Scripps Health, Series A, 5.00%, 10/01/22                                 4,600,000        4,777,146
             The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12          1,350,000        1,395,792
             The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13           1,200,000        1,233,852
          California HFA, SFM Purchase Revenue, Class III, Series A-1, NATL
             Insured, 5.70%, 8/01/11                                                      75,000           75,101
          California Municipal Finance Authority COP, Community Hospitals of
             Central California,
             5.00%, 2/01/18                                                            4,390,000        4,281,567
             5.00%, 2/01/19                                                            3,860,000        3,705,407
             5.00%,2/01/20                                                             1,600,000        1,513,072
             5.00%,2/01/21                                                             1,600,000        1,494,400
             Refunding, 5.00%, 2/01/14                                                 1,765,000        1,808,613
             Refunding, 5.00%, 2/01/17                                                 4,025,000        3,981,248
             Refunding, 5.00%, 2/01/19                                                 2,590,000        2,512,559
          California Municipal Finance Authority Revenue,
             Kern Regional Center Project, Series A, 6.00%, 5/01/19                    1,500,000        1,637,955
             Kern Regional Center Project, Series A, 6.875%, 5/01/25                   1,500,000        1,613,490
             Loma Linda University, 5.00%, 4/01/24                                     1,180,000        1,202,975

   Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          California State Department of Water Resources Power Supply Revenue,
             Power Supply, Refunding, Series H, FSA Insured, 5.00%, 5/01/22        $ 5,000,000   $    5,493,650
             Power Supply, Refunding, Series H, 5.00%, 5/01/22                       7,400,000        8,076,434
             Power Supply, Series H, FSA Insured, 5.00%, 5/01/17                    10,420,000       11,880,884
             Series A, 5.50%, 5/01/12                                                2,000,000        2,187,760
             Series A, Pre-Refunded, 5.125%, 5/01/18                                 2,500,000        2,742,775
          California State Department of Water Resources Water Revenue, Central
             Valley Project, Refunding, Series AE, 5.00%, 12/01/26                   5,000,000        5,431,650
          California State Economic Recovery GO, Series A,
             5.00%,7/01/15                                                           6,115,000        6,723,076
             Pre-Refunded, 5.00%, 7/01/15                                            4,555,000        5,204,862
          California State GO,
             5.25%, 6/01/16                                                            515,000          517,209
             Pre-Refunded, 5.00%, 11/01/12                                           1,320,000        1,410,156
             Refunding, 5.00%, 11/01/12                                                590,000          622,757
             Refunding, NATL Insured, 5.00%, 2/01/18                                     5,000            5,009
          California State Public Works Board Lease Revenue,
             Department of Corrections and Rehabilitation, Refunding, Series J,
                5.00%, 1/01/21                                                       3,000,000        2,963,010
             Department of Forestry and Fire Protection, Series A, 4.875%,
                10/01/18                                                             1,325,000        1,328,697
             Department of General Services, Buildings 8 and 9, Series A, 5.75%,
                4/01/23                                                              4,000,000        4,167,960
             Department of General Services, Buildings 8 and 9, Series A, 6.00%,
                4/01/24                                                              6,605,000        6,917,681
             Trustees of California State University, Series J, 5.50%,11/01/25       4,725,000        4,812,790
             Trustees of California State University, Series J, 5.50%,11/01/26       1,000,000        1,013,320
      (a)     Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22     7,475,000        7,454,892
             Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18     5,605,000        5,790,918
             Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20     6,405,000        6,368,812
             Various Capital Projects, Series G, Sub Series G-1,
                5.125%, 10/01/22                                                    14,555,000       14,350,502
          California Statewide CDA,
             COP, Sl. Joseph Health System Obligation Group, 5.25%, 7/01/11          1,005,000        1,012,779
             MFHR, 740 Olive Street, Series L, GNMA Secured, 4.25%, 7/20/24          3,540,000        3,487,608
             MFHR, 740 Olive Street, Series L, GNMA Secured, 4.55%, 7/20/29          4,110,000        3,971,370
          California Statewide CDA Revenue,
             CHF-Irvine LLC, UCI East Campus Apartments, Phase II,
                6.00%, 5/15/23                                                      10,000,000       10,804,600
             Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24        3,670,000        3,455,488
             Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13        1,000,000        1,040,300
             Enloe Medical Center, Series A, California Mortgage Insured, 5.50%,
                8/15/23                                                              3,000,000        3,050,010
             Health Facility, Los Angeles Jewish Home for the Aging, California
                Mortgage Insured, 5.00%, 11/15/18                                    3,000,000        3,026,430
             Lodi Memorial Hospital, Series A, California Mortgage Insured,
                5.00%, 12/01/22                                                      8,000,000        7,874,320
             Methodist Hospital of Southern California Project, FHA Insured,
                5.50%, 8/01/18                                                       3,260,000        3,701,697
             Methodist Hospital of Southern California Project, FHA Insured,
                5.50%, 2/01/19                                                       3,405,000        3,837,844
             Methodist Hospital of Southern California Project, FHA Insured,
                5.50%, 8/01/19                                                       3,450,000        3,909,367
             Mission Community, California Mortgage Insured, 4.40%, 11/01/10         1,100,000        1,112,166
             Mission Community, California Mortgage Insured, 4.50%, 11/01/11         1,145,000        1,169,492
             Viewpoint School, Refunding, ACA Insured, 4.50%,10/01/17                  460,000          461,665
             Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18                 480,000          482,304
          Castaic Lake Water Agency Revenue COP, Water System Improvement
             Project, Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22       10,445,000        5,257,909
          Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove
             10 No. 04-02, 5.00%, 9/02/24                                              975,000          902,177
          Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding,
             Series A, AMBAC Insured, 3.00%, 11/01/11                                2,585,000        2,600,768
          Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%,
             11/01/30                                                                4,105,000        4,160,541
          Clovis USD, GO, Capital Appreciation, Election of 2004, Series A,
             NATL Insured, zero cpn., 8/01/17                                        5,235,000        3,787,837
          Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10                  1,000,000        1,000,000
          Compton Public Finance Authority Lease Revenue, Various Capital
             Projects, Refunding, AMBAC Insured, 5.00%, 9/01/22                     15,190,000       15,272,026
          Conejo Valley USD, GO, Election of 1998,
             Series C, FSA Insured, zero cpn., 8/01/17                               2,500,000        1,808,900
             Series 0, NATL Insured, 4.50%, 8/01/19                                  4,000,000        4,081,600
          Contra Costa Community College District GO, Election of 2002, NATL
             Insured, 4.75%, 8/01/18                                                 2,450,000        2,549,200
          Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25        2,235,000        2,080,629
      (a) Cupertino USD, GO, Refunding, 5.00%,
             8/01/22                                                                 1,690,000        1,856,854
             8/01/23                                                                 2,000,000        2,176,140

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Desert Sands USD,
             COP, Financing Project, FSA Insured, 5.00%, 3/01/19                   $   2,090,000   $    2,175,690
             GO, Election of 2001,5.25%,8/01/21                                        2,015,000        2,208,077
          Fairfax School District GO, Election of 2000, Series A, FGIC Insured,
             5.00%, 11/01/17                                                             760,000          823,445
          Fairfield-Suisun Sewer District Sewer Revenue, Refunding, Series A,
             FGIC Insured, 5.00%, 5/01/12                                                600,000          607,974
          Folsom PFA Lease Revenue, City Hall and Community Center, Refunding,
             FSA Insured, 5.00%,10/01/17                                               1,275,000        1,340,777
          Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, NATL
             Insured, 5.00%, 1/15/16                                                   1,000,000        1,000,090
          Fresno Joint Powers Financing Authority Lease Revenue, Master Lease
             Projects, Series A,
             5.25%,4/01/22                                                             1,055,000        1,076,195
             5.50%,4/01/23                                                             1,070,000        1,104,433
             5.625%, 4/01/24                                                           1,110,000        1,149,960
             5.75%,4/01/25                                                             1,125,000        1,169,775
          Galt Capital Improvements Authority Lease Revenue, Culture and
             Recreation Improvement Project, 5.00%, 4/01/12                            1,500,000        1,510,170
          Galt Middle School Joint Powers Authority Special Tax, CFD No.1,
             Refunding, 5.40%, 9/01/12                                                 1,235,000        1,253,574
          Garden Grove Agency Community Development Tax Allocation, Garden
             Grove Community Project, Refunding, AMBAC Insured, 4.25%, 10/01/13        2,025,000        2,083,138
          Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
             Asset-Backed, ETM,
             5.00%, 6/01/12                                                            1,500,000        1,622,085
          Hayward USD, GO, Election of 2008, 5.00%, 8/01/26                            4,770,000        4,738,136
          Huntington Beach PFAR, Lease Capital Improvement Refinancing Project,
             Refunding, Series B,
             AMBAC Insured,
             4.125%,8/01/14                                                            2,140,000        2,233,668
             4.25%, 8/01/15                                                            2,080,000        2,162,701
          Inland Empire Solid Waste Financing Authority Revenue, Landfill
             Improvement Financing Project, Series B, FSA Insured, ETM,
             6.25%, 8/01/11                                                              300,000          307,707
          Inland Empire Tobacco Asset Securitization Corp. Revenue, Series A,
             5.00%, 6/01/21                                                            6,395,000        5,109,285
          Irvine 1915 Act Special Assessment, Limited Obligation,
             AD No. 00-18, Group 2, 4.375%, 9/02/10                                      885,000          889,691
             AD No. 00-18, Group 2,4.70%,9/02/12                                       1,475,000        1,513,866
             AD No. 00-18, Group 2, 4.80%, 9/02/13                                     1,175,000        1,206,196
             AD No. 00-18, Group 2, 5.125%, 9/02/17                                    1,705,000        1,705,102
             AD No. 00-18, Group 3,4.75%,9/02/15                                       1,000,000        1,017,560
             AD No. 00-18, Group 3, 5.00%, 9/02/17                                     1,000,000          992,630
             AD No. 03-19, Group 2, Refunding, 4.875%, 9/02/16                         1,000,000        1,004,080
             AD No. 03-19, Group 2, Refunding, 5.00%, 9/02/18                          1,000,000          981,800
             AD No. 03-19, Group 2, Refunding, 5.125%, 9/02/19                         1,000,000          976,280
          Irvine USD Financing Authority Special Tax, Series A,
             4.70%,9/01/15                                                             1,040,000        1,053,322
             4.80%, 9/01/17                                                            1,325,000        1,303,085
             4.875%, 9/01/18                                                           1,490,000        1,450,381
             5.00%,9/01/20                                                             1,095,000        1,042,834
          Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%,
             9/01/11                                                                     530,000          531,945
          Lancaster RDA Tax Allocation, Combine Redevelopment Project Areas,
             6.00%, 8/01/24                                                            1,300,000        1,358,357
          Loma Linda Hospital Revenue, Loma Linda University Medical Center,
             Series A, 5.00%, 12/01/19                                                 5,000,000        4,839,750
          Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
             Series A, 5.00%, 11/15/17                                                 3,950,000        4,127,631
          Los Angeles Convention and Exhibition Center Authority Lease Revenue,
             Refunding, Series A,
             5.00%, 8/15/20                                                           20,000,000       21,145,800
             AMBAC Insured, 3.00%, 8/15/12                                             4,525,000        4,675,230
          Los Angeles County MTA Sales Tax Revenue, Proposition C, Refunding,
             Senior Series A,
             5.25%,7/01/23                                                            15,000,000       16,829,400
      (a) Los Angeles Department of Airports Airport Revenue, Senior, Los
             Angeles International Airport,
             Refunding, Series A, 5.00%, 5/15/25                                      10,000,000       10,619,100
          Los Angeles USD, GO,
             Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21                  5,975,000        6,321,789
             Refunding, NATL Insured, 5.25%, 7/01/13                                   3,500,000        3,908,275
             Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25                       6,265,000        6,486,092
             Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22                       5,000,000        5,248,400
          M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series
             I, NATL Insured,
             4.25%,7/01/11                                                             5,055,000        5,254,369
             5.00%,7/01/18                                                             1,000,000        1,020,010

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Marina Joint Powers Financing Authority MFHR, Abrams B Apartments
             Financing, Mandatory Put 11/15/16, FNMA Insured,
             3.90%,11/15/36                                                        $   3,440,000   $    3,520,462
             3.95%,11/15/36                                                            1,405,000        1,428,028
          Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
             8/01/18                                                                   1,455,000          960,882
             8/01/19                                                                   1,480,000          905,656
          Moreno Valley USD, GO,
             Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24         7,500,000        3,155,100
             Election of 2004, Series A, FSA Insured, Pre-Refunded,
                5.00%, 8/01/17                                                         2,000,000        2,290,780
             Election of 2004, Series A, FSA Insured, Pre-Refunded, 5.00%,
                8/01/18                                                                2,300,000        2,634,397
          Nevada County COP, Refunding, NATL Insured, 4.125%, 10/01/12                 1,040,000        1,048,580
          Northern California Power Agency Revenue, Geothermal Project No.3,
             Series A,
             5.00%,7/01/23                                                             2,000,000        2,121,320
             5.25%,7/01/24                                                             2,000,000        2,148,160
          Oakland USD Alameda County GO, 6.50%, 8/01/23                                2,200,000        2,400,420
          Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,
             4.60%, 8/15/14                                                            1,000,000        1,003,490
             4.75%, 8/15/15                                                            1,000,000        1,001,270
             4.90%, 8/15/16                                                            1,285,000        1,269,747
          Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
             4.90%, 8/15/17                                                            1,000,000          989,600
             5.10%, 8/15/18                                                            1,000,000          997,920
          Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
             4.70%, 8/15/18                                                            1,765,000        1,652,164
             4.80%, 8/15/19                                                            1,945,000        1,803,248
             4.85%, 8/15/20                                                            2,000,000        1,843,200
          Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita,
             Refunding, Series A, 5.375%,8/15/12                                       1,500,000        1,509,105
          Oroville Hospital Revenue, Oroville Hospital, Series A, California
             Mortgage Insured, 5.125%, 12/01/12                                        1,435,000        1,435,387
          Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14                     1,000,000          984,580
          Pacifica COP, AMBAC Insured, 5.00%, 1/01/22                                  1,275,000        1,335,690
          Palm Desert Financing Authority Tax Allocation Revenue,
             Project Area No.1, As Amended, Series A, NATL Insured,
                5.00%, 4/01/23                                                         7,690,000        7,345,027
             Refunding, NATL Insured, 4.75%, 8/01/18                                   1,050,000        1,039,280
          Palo Verde Community College District COP, AMBAC Insured, 5.00%,
             1/01/22                                                                   1,015,000        1,059,914
             1/01/23                                                                   1,065,000        1,106,450
             1/01/24                                                                   1,070,000        1,106,669
          Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project,
             Refunding, Series X, 5.35%,12/01/16                                       1,000,000        1,061,320
          Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower
             Medical Center, Series A, 5.00%,
             7/01/16                                                                   1,420,000        1,482,466
             7/01/21                                                                   1,695,000        1,683,372
          Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19              1,000,000        1,052,350
          Richmond Joint Powers Financing Authority Revenue,
             Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%,
                8/01/19                                                                2,010,000        2,176,368
             Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%,
                8/01/20                                                                2,315,000        2,478,601
             Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%,
                8/01/21                                                                2,050,000        2,176,915
             Multiple Redevelopment Projects, Series B, ETM, 5.35%, 5/15/13            1,410,000        1,476,862
          Riverside County COP, Capital Improvement, Family Law, Refunding,
             Series A, FGIC Insured, 5.00%,11/01/18                                    1,540,000        1,625,609
          Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%,
             2/01/13                                                                   1,000,000        1,049,970
          Sacramento County COP, Refunding,
             5.125%, 2/01/21                                                           3,460,000        3,385,299
             5.375%, 2/01/23                                                           3,400,000        3,345,634
             5.50%,2/01/25                                                             3,770,000        3,717,145
          San Bernardino County COP, Arrowhead Project, Refunding, Series A,
             5.25%, 8/01/26                                                           15,000,000       14,661,300
          San Francisco City and County Airports Commission International
             Airport Revenue,
             Issue 340, Refunding, Second Series, 5.25%, 5/01/26                       5,425,000        5,712,579
             Mandatory Put 5/01/19, Refunding, Second Series, 6.50%, 5/01/19           2,000,000        2,170,880
          San Francisco City and County COP, Multiple Capital Improvement
             Project, Series A, 5.00%, 4/01/24                                         8,400,000        8,695,008
          San Francisco City and County GO, Clean and Safe Parks, Series B,
             4.75%, 6/15/19                                                            2,610,000        2,934,266

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          San Francisco City and County Redevelopment Financing Authority Tax
             Allocation Revenue,
             Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25            $   1,000,000   $    1,047,010
             Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19                 1,030,000        1,071,025
             Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21                 1,000,000        1,063,770
             Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23                 1,000,000        1,071,340
             Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25                 1,465,000        1,542,821
             Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26                1,550,000        1,623,207
          San Joaquin County COP,
             General Hospital Project, Refunding, NATL Insured, 5.00%, 9/01/17         1,000,000        1,006,550
             Solid Waste System Facilities Projects, NATL Insured, 5.00%, 4/01/17      1,340,000        1,365,634
          San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
             Capital Appreciation, Refunding, Series A,
             5.60%, 1/15/16                                                            3,000,000        3,075,480
             NATL Insured, zero cpn., 1/15/26                                         19,000,000        5,495,750
          San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
             Series B, XLCA Insured, 5.00%,8/01/26                                     8,000,000        7,620,160
          San Marcos Public Facilities Authority Revenue, Senior Tax Increment
             Project Area 3, Series A,
             NATL Insured, Pre-Refunded, 5.30%, 10/01/11                                 350,000          365,131
          Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
             8/01/19                                                                   1,325,000        1,391,104
             8/01/20                                                                   1,510,000        1,579,958
          Santa Ana USD, GO,
             Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14              3,125,000        2,721,094
             Election of 2008, Series A, 5.25%, 8/01/25                                2,000,000        2,097,340
          Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1,
             5.25%, 9/02/11                                                              740,000          747,592
          Santa Monica-Malibu USD, COP, Series C, NATL Insured,
             4.00%, 5/01/12                                                              525,000          539,149
             4.25%, 5/01/14                                                              840,000          858,631
             4.25%, 5/01/15                                                              875,000          890,488
             4.25%, 11/01/15                                                             670,000          681,504
          South Bayside Waste Management Authority Solid Waste Enterprise
             Revenue, Shoreway Environmental, Series A, 5.25%, 9/01/24                 3,500,000        3,546,480
          South County Regional Wastewater Authority Revenue, Regional
             Wastewater Facilities Project, Refunding, FSA Insured,
             3.25%, 8/01/11                                                            1,000,000        1,026,740
          South Gate PFA Tax Allocation Revenue, South Gate Redevelopment
             Project No.1, XLCA Insured, 5.00%, 9/01/16                                1,490,000        1,501,041
          Southern California Public Power Authority Natural Gas Project
             Revenue, Project No.1, Series A, 5.25%, 11/01/19                          1,500,000        1,579,485
          Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%,
             11/01/11                                                                    440,000          449,772
          Tobacco Securitization Authority Northern California Tobacco
             Settlement Revenue, Asset-Backed Bonds, Series B,
             ETM, 4.50%, 6/01/11                                                       1,540,000        1,610,347
             Pre-Refunded, 4.60%, 6/01/12                                              1,760,000        1,842,421
             Pre-Refunded, 4.70%, 6/01/13                                              1,500,000        1,571,955
             Pre-Refunded, 4.80%, 6/01/14                                                725,000          760,612
          Torrance Hospital Revenue, Torrance Memorial Medical Center, Series
             A, 5.10%, 6/01/12                                                         1,000,000        1,033,470
          Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series
             A, 5.25%, 1/01/24                                                         5,000,000        5,297,700
          Tustin CRDA Tax Allocation, Housing, FSA Insured, 5.00%,
             9/01/24                                                                   1,000,000        1,022,760
             9/01/25                                                                   1,000,000        1,017,000
          West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12             1,875,000        1,949,325
          West Kern Community College District COP, AMBAC Insured,
             5.00%,11/01/20                                                            1,015,000        1,056,585
             5.00%, 11/01/21                                                           1,065,000        1,116,376
             5.00%,11/01/22                                                            1,115,000        1,164,729
             5.125%,11/01/23                                                           1,170,000        1,218,099
             5.125%,11/01/24                                                           1,230,000        1,293,050
          Whittier Health Facility Revenue, Presbyterian Intercommunity
             Hospital,
             ETM, 5.00%, 6/01/11                                                       1,060,000        1,112,608
             ETM, 5.00%, 6/01/12                                                       2,225,000        2,408,585
             Pre-Refunded, 5.00%, 6/01/13                                              2,335,000        2,550,450
          Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn.,
             8/01/24                                                                   7,755,000        3,353,960
             8/01/26                                                                  10,045,000        3,779,632

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

          Yucaipa Valley Water District Water System Revenue COP, Series A, NATL
             Insured,
             5.00%, 9/01/15                                                           $1,080,000   $    1,165,655
             5.25%,9/01/20                                                             1,325,000        1,373,336
                                                                                                   --------------
                                                                                                      674,137,035
                                                                                                   --------------
          U.S. TERRITORIES 5.8%
          GUAM 0.3%
          Guam Government Limited Obligation Revenue, Section 30, Series A,
             5.25%, 12/01/17                                                           2,305,000        2,486,911
                                                                                                   --------------
          PUERTO RICO 5.5%
          Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%,
             7/01/16                                                                   2,500,000        2,718,250
          Puerto Rico Electric Power Authority Power Revenue,
             Refunding, Series UU, FSA Insured, 5.00%, 7/01/23                         5,000,000        5,269,400
             Series RR, FGIC Insured, 5.00%, 7/01/21                                   5,000,000        5,145,700
             Series WW, 5.375%, 7/01/23                                                5,000,000        5,273,300
          Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
             Series M-3, NATL Insured, 6.00%, 7/01/23                                 11,645,000       12,515,813
          Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, first sub.,
             Series A, 5.00%, 8/01/24                                                 10,000,000       10,254,000
                                                                                                   --------------
                                                                                                       41,176,463
                                                                                                   --------------
          TOTAL U.S. TERRITORIES                                                                       43,663,374
                                                                                                   --------------
          TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $707,549,337)                     717,800,409
                                                                                                   --------------
          SHORT TERM INVESTMENTS 5.8%
          MUNICIPAL BONDS 5.8%
          CALIFORNIA 5.8%
    (b)   California Infrastructure and Economic Development Bank Revenue,
             Contemporary Jewish Museum, Daily VRDN and Put, 0.28%, 12/01/36           6,800,000        6,800,000
    (b)      California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
             Series C, Daily VRDN and Put, 0.30%, 11/01/26                             1,475,000        1,475,000
             Series F, Daily VRDN and Put, 0.27%, 11/01/26                             7,500,000        7,500,000
    (b)   California State Department of Water Resources Power Supply Revenue,
             Series B, Sub Series B-1, Daily VRDN and Put, 0.27%, 5/01/22              5,500,000        5,500,000
    (b)   California State Economic Recovery GO, Series C-4, Daily VRDN and Put,
             0.27%, 7/01/23                                                           11,200,000       11,200,000
    (b)   California Statewide CDA Revenue, Los Angeles County Museum Art Project,
             Refunding, Series D, Daily VRDN and Put, 0.27%,12/01/34                   4,800,000        4,800,000
    (b)   lrvine 1915 Act Special Assessment, Limited Obligation, AD No. 93-14,
             Daily VRDN and Put, 0.26%, 9/02/25                                        1,200,000        1,200,000
    (b)   Southern California Public Power Authority Power Project Revenue,
             Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put,
             0.27%, 7/01/20                                                            4,515,000        4,515,000
                                                                                                   --------------
          TOTAL SHORT TERM INVESTMENTS (COST $42,990,000)                                              42,990,000
                                                                                                   --------------
          Total Investments (COST $750,539,337) 101.8%                                                760,790,409
          OTHER ASSETS, LESS LIABILITIES (1.8)%                                                       (13,650,732)
                                                                                                   --------------
          NET ASSETS 100.0%                                                                        $  747,139,677
                                                                                                   ==============

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Franklin California Intermediate-Term Tax-Free Income Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

1915 Act   Improvement Bond Act of 1915
ABAG       The Association of Bay Area Governments
ACA        American Capital Access Holdings Inc.
AD         Assessment District
AMBAC      American Municipal Bond Assurance Corp.
CDA        Community Development Authority/Agency
CFD        Community Facilities District
COP        Certificate of Participation
CRDA       Community Redevelopment Authority/Agency
ETM        Escrow to Maturity
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Authority/Agency
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Association
GO         General Obligation
HFA        Housing Finance Authority/Agency
10         Improvement District
MFHR       Multi-Family Housing Revenue
MFR        Multi-Family Revenue
MTA        Metropolitan Transit Authority
NATL       National Public Financial Guarantee Corp.
PBA        Public Building Authority
PCFA       Pollution Control Financing Authority
PCR        Pollution Control Revenue
PFA        Public Financing Authority
PFAR       Public Financing Authority Revenue
RDA        Redevelopment Agency/Authority
SFM        Single Family Mortgage
UHSD       Unified/Union High School District
USD        Unified/Union School District
XLCA       XL Capital Assurance

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                     PRINCIPAL
                                                                                       AMOUNT           VALUE
                                                                                   -------------   --------------
          INVESTMENTS 99.9%
          MUNICIPAL BONDS 99.9%
          CALIFORNIA 99.9%
      (a) Berkeley Revenue, Berkeley-Albany YMCA, Refunding, Weekly VRDN and
             Put, 0.23%, 7/01/38                                                   $   2,000,000   $    2,000,000
      (a) California Educational Facilities Authority Revenue,
             Chapman University, Refunding, Series A, Daily VRDN and Put, 0.28%,
                10/01/36                                                              12,400,000       12,400,000
             Stanford University, Refunding, Series L, Weekly VRDN and Put,
                0.28%, 10/01/22                                                          500,000          500,000
             Stanford University, Refunding, Series L-2, Weekly VRDN and Put,
                0.28%, 10/01/14                                                        1,800,000        1,800,000
             Stanford University, Refunding, Series L-3, Weekly VRDN and Put,
                0.28%, 10/01/15                                                        4,640,000        4,640,000
             Stanford University, Refunding, Series L-4, Weekly VRDN and Put,
                0.28%, 10/01/16                                                        1,000,000        1,000,000
             Stanford University, Refunding, Series L-5, Weekly VRDN and Put,
                0.28%, 10/01/17                                                        8,900,000        8,900,000
      (a) California Health Facilities Financing Authority Revenue, Adventist
             Health System West,
             Series A, Weekly VRDN and Put, 0.23%, 8/01/21                             7,200,000        7,200,000
             Series B, Daily VRDN and Put, 0.27%, 9/01/38                              2,000,000        2,000,000
      (a) California HFAR,
             MFH, Refunding, Series B, Weekly VRDN and Put, 0.29%, 2/01/35             2,600,000        2,600,000
             MFH, Series B, Daily VRDN and Put, 0.29%, 2/01/31                         1,900,000        1,900,000
             MFH III, Refunding, Series F, Weekly VRDN and Put, 0.27%, 2/01/32         4,590,000        4,590,000
             MFH III, Series D, Weekly VRDN and Put, 0.29%, 2/01/31                    9,900,000        9,900,000
      (a) California Infrastructure and Economic Development Bank Revenue,
             American National Red Cross, Refunding, Weekly VRDN and Put, 0.25%,
                9/01/34                                                                5,000,000        5,000,000
             California Academy of Sciences, Refunding, Series A, Daily VRDN and
                Put, 0.27%, 9/01/38                                                   14,050,000       14,050,000
             J. Paul Getty Trust, Refunding, Series B, Daily VRDN and Put,
                0.27%,10/01/23                                                         8,000,000        8,000,000
             J. Paul Getty Trust, Refunding, Series D, Daily VRDN and Put,
                0.27%, 4/01/33                                                        15,125,000       15,125,000
             Orange County Performing Arts Center, Series B, Weekly VRDN and
                Put, 0.23%, 7/01/34                                                    9,700,000        9,700,000
             Pacific Gas and Electric Co., Refunding, Series A, Daily VRDN and
                Put, 0.28%, 11/01/26                                                   3,100,000        3,100,000
      (a) California Municipal Finance Authority Revenue,
             Gideon Hausner Jewish Day, Weekly VRDN and Put, 0.28%, 7/01/38            2,000,000        2,000,000
             Westmont College, Series A, Weekly VRDN and Put, 0.28%,1/01/40            5,000,000        5,000,000
      (a) California PCFA, PCR, Pacific Gas and Electric Co., Refunding,
             Series C, Daily VRDN and Put, 0.30%,11/01/26                             22,590,000       22,590,000
          California School Cash Reserve Program Authority COP, Series A,
             2.50%, 7/01/10                                                           10,500,000       10,549,821
      (a) California State Department of Water Resources Power Supply Revenue,
             Refunding, Series F, Sub Series F-1, Daily VRDN and Put, 0.33%,
                5/01/19                                                               10,900,000       10,900,000
             Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 0.27%,
                5/01/22                                                                1,500,000        1,500,000
             Refunding, Series G, Sub Series G-3, FSA Insured, Weekly VRDN and
                Put, 0.32%, 5/01/16                                                    6,255,000        6,255,000
             Series B, Sub Series B-2, Daily VRDN and Put, 0.29%, 5/01/22             11,000,000       11,000,000
             Series B, Sub Series B-3, Daily VRDN and Put, 0.27%, 5/01/22              8,450,000        8,450,000
             Series C, Sub Series C-12, Weekly VRDN and Put, 0.29%, 5/01/22            2,000,000        2,000,000
             Series C, Sub Series C-15, Weekly VRDN and Put, 0.24%, 5/01/22            6,600,000        6,600,000
      (a) California State Economic Recovery GO,
             Series C-2, Daily VRDN and Put, 0.29%, 7/01/23                            3,900,000        3,900,000
             Series C-3, Daily VRDN and Put, 0.29%, 7/01/23                            5,900,000        5,900,000
      (a) California State Educational Facilities Authority Revenue,
             California Institute of Technology, Series B, Weekly VRDN and
             Put, 0.26%,10/01/36                                                      18,600,000       18,600,000
      (a) California State GO,
             Kindergarten, Series A3, Daily VRDN and Put, 0.28%, 5/01/34              17,200,000       17,200,000
             Kindergarten, Series A5, Daily VRDN and Put, 0.28%, 5/01/34              13,600,000       13,600,000
             Kindergarten, Series B1, Daily VRDN and Put, 0.30%, 5/01/34               6,300,000        6,300,000
             Kindergarten, Series B3, Daily VRDN and Put, 0.25%, 5/01/34               7,820,000        7,820,000
             Series B-3, Weekly VRDN and Put, 0.26%, 5/01/33                          20,000,000       20,000,000
             Series C, Weekly VRDN and Put, 0.29%, 5/01/33                             6,000,000        6,000,000
      (a) California Statewide CDA Revenue,
             Goodwill of Santa Cruz, Weekly VRDN and Daily Put, 0.33%, 2/01/38         1,000,000        1,000,000
             John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.28%,
                8/15/27                                                               10,400,000       10,400,000
             Los Angeles County Museum Art Project, Refunding, Series B, Weekly
                VRDN and Put, 0.26%, 12/01/37                                          5,000,000        5,000,000
             Los Angeles County Museum Art Project, Refunding, Series C, Weekly
                VRDN and Put, 0.26%, 12/01/34                                          5,000,000        5,000,000
             Motion Picture and Television Fund, Series A, Weekly VRDN and Put,
                0.29%, 3/01/31                                                         2,300,000        2,300,000
             Sweep Loan Program, Refunding, Series A, Weekly VRDN and Put,
                0.27%, 8/01/35                                                         6,000,000        6,000,000
             Touro University Project, Refunding, Weekly VRDN and Put, 0.29%,
                9/01/29                                                                4,570,000        4,570,000
      (a) Calleguas-Las Virgenes PFAR, Municipal Water District Project,
             Refunding, Series A, Weekly VRDN and Put, 0.23%, 7/01/37                  8,825,000        8,825,000

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (a) East Bay MUD Wastewater System Revenue, Refunding, Series A, Weekly
             VRDN and Put, 0.23%, 6/01/33                                          $   3,000,000   $    3,000,000
      (a) Fremont PFA, COP, Weekly VRDN and Put, 0.29%, 8/01/30                        7,600,000        7,600,000
      (a) Hilisborough COP, Refunding, Series A, Weekly VRDN and Put, 0.33%,
             6/01/30                                                                   1,900,000        1,900,000
      (a) Irvine 1915 Act Special Assessment, Limited Obligation,
             AD No. 03-19, Series A, Daily VRDN and Put, 0.27%, 9/02/29                5,094,000        5,094,000
             AD No. 03-19, Series B, Daily VRDN and Put, 0.27%, 9/02/29                7,022,000        7,022,000
             AD No. 05-21, Series A, Daily VRDN and Put, 0.29%, 9/02/31                7,100,000        7,100,000
             AD No. 93-14, Daily VRDN and Put, 0.26%, 9/02/25                          4,700,000        4,700,000
             AD No. 94-13, Daily VRDN and Put, 0.27%, 9/02/22                          1,550,000        1,550,000
             AD No. 94-15, Refunding, Daily VRDN and Put, 0.27%, 9/02/20               2,773,000        2,773,000
             AD No. 97-13, Daily VRDN and Put, 0.27%, 9/02/23                          8,700,000        8,700,000
             AD No. 97-16, Daily VRDN and Put, 0.27%, 9/02/22                         15,075,000       15,075,000
      (a) Irvine Ranch Water District GO,
             District Nos. 105, 140, 240 and 250, Daily VRDN and Put, 0.25%,
                1/01/21                                                               14,900,000       14,900,000
             Improvement Districts, Consolidated, Series A, Weekly VRDN and Put,
                0.23%, 10/01/41                                                        5,000,000        5,000,000
      (a) Los Angeles County Housing Authority MFHR, Malibu Meadows Project,
             Refunding, Series B, FNMA Insured, Weekly VRDN and Put,
             0.27%, 4/15/28                                                            6,425,000        6,425,000
      (a) Los Angeles County MFMR, Series A, FHLMC Insured, Weekly VRDN and
             Put, 0.26%, 7/01/14                                                       4,500,000        4,500,000
      (a) Los Angeles County MTA Sales Tax Revenue, Proposition A 1st Tier
             Senior, Refunding, Series A1, Weekly VRDN and Put, 0.27%, 7/01/31         2,000,000        2,000,000
      (a) Los Angeles Department of Water and Power Revenue, Refunding,
             Series B-1, Weekly VRDN and Put, 0.27%, 7/01/34                           5,450,000        5,450,000
             Series B-3, Daily VRDN and Put, 0.32%, 7/01/34                            3,800,000        3,800,000
      (a) Los Angeles Department of Water and Power Waterworks Revenue,
             Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.27%,
                7/01/35                                                                8,750,000        8,750,000
          Series B, Sub Series B-2, Daily VRDN and Put, 0.30%, 7/01/35                 8,900,000        8,900,000
             Los Angeles USD, GO, TRAN, 2.00%, 8/12/10                                10,000,000       10,049,948
      (a) Los Angeles Wastewater System Revenue, Refunding,
             Series B, Weekly VRDN and Put, 0.25%, 6/01/28                             7,300,000        7,300,000
             Sub Series A, Weekly VRDN and Put, 0.29%, 6/01/28                        18,100,000       18,100,000
      (a) Metropolitan Water District of Southern California Waterworks Revenue,
             Refunding, Series B-3, Daily VRDN and Put, 0.24%, 7/01/35                 9,700,000        9,700,000
             Series C, Weekly VRDN and Put, 0.27%, 7/01/28                            13,200,000       13,200,000
             Series C-2, Daily VRDN and Put, 0.33%, 7/01/36                            4,300,000        4,300,000
      (a) Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put,
             0.29%, 3/01/49                                                            4,750,000        4,750,000
      (a) Orange County Apartment Development Revenue,
             Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN
                and Put, 0.28%, 11/15/28                                               5,100,000        5,100,000
             Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and
                Put, 0.31 %, 11/15/28                                                  2,670,000        2,670,000
      (a) Orange County Housing Authority MF Apartment Development Revenue,
             Lantern Pines Project, Series CC, FNMA Insured, Weekly VRDN and
                Put, 0.28%, 12/01/27                                                   2,595,000        2,595,000
          Orange County Revenue, TRAN, Series A, 2.00%, 6/30/10                        9,000,000        9,035,360
          Roseville Joint UHSD GO, TRAN, 3.00%, 9/08/10                               10,000,000       10,064,747
      (a) Sacramento County Sanitation District Financing Authority Revenue,
             sub. lien, Sanitation District, Refunding,
             Series A, Daily VRDN and Put, 0.28%, 12/01/36                             1,600,000        1,600,000
             Series C, Daily VRDN and Put, 0.28%, 12/01/38                            13,500,000       13,500,000
             Series E, Weekly VRDN and Put, 0.26%, 12/01/40                            3,000,000        3,000,000
      (a) San Bernardino County MFHR, Housing Mortgage, Parkview, Refunding,
             Series A, FNMA Insured, Weekly VRDN and Put, 0.29%, 2/15/27               1,200,000        1,200,000
      (a) San Diego County COP, San Diego Foundation, Weekly VRDN and Put,
             0.27%, 8/01/36                                                            4,535,000        4,535,000
      (a) San Francisco City and County Finance Corp. Lease Revenue, Moscone
             Center, Refunding, Series 1, Weekly VRDN and Put, 0.29%, 4/01/30          6,365,000        6,365,000
             as an Jose Financing Authority Lease Revenue,
             Civic Center Project, Refunding, Series A, Weekly VRDN and Put,
                0.27%, 6/01/39                                                        24,220,000       24,220,000
             Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.26%,
                6/01/27                                                                5,900,000        5,900,000
      (a) San Jose ROAR, Merged Area Redevelopment Project, Series B, Weekly
             VRDN and Put, 0.21 %,7/01/26                                             19,320,000       19,320,000
          San Mateo UHSD, GO, BAN, 2.00%, 2/28/11                                      5,000,000        5,064,386
      (a) Santa Ana Housing Authority MFHR, Harbor Pointe Apartments,
             Refunding, Series A, FNMA Insured, Weekly VRDN and Put,
             0.35%, 12/01/15                                                           1,200,000        1,200,000
      (a) Santa Clara County Financing Authority Lease Revenue, Valley Medical
             Center Facilities Replacement Project, Series B, Weekly VRDN and
             Put, 0.36%, 11/15/25                                                      4,900,000        4,900,000

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

      (a) Santa Clara County Housing Authority MFHR, Benton Park Central
             Apartments, Refunding,
          Series A, FNMA Insured, Weekly VRDN and Put, 0.28%, 12/15/25              $  5,000,000   $    5,000,000
      (a) Simi Valley MFHR,
             Lincoln Wood Ranch, FHLMC Insured, Weekly VRDN and Put, 0.27%,
                6/01/10                                                                2,050,000        2,050,000
             Refunding, Series A, Weekly VRDN and Put, 0.27%, 7/01/23                  1,275,000        1,275,000
      (a) Southern California Public Power Authority Power Project Revenue,
             Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put,
                0.27%, 7/01/20                                                        14,305,000       14,305,500
             Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put,
                0.27%, 7/01/20                                                        11,900,000       11,900,000
      (a) Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA
             Insured, Weekly VRDN and Put, 0.29%, 7/15/29                              9,400,000        9,400,000
      (a) Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and
             Put, 0.27%, 4/01/27                                                       3,730,000        3,730,000
                                                                                                   --------------
          TOTAL INVESTMENTS (COST $703,233,262)                                                       703,233,262
          OTHER ASSETS, LESS LIABILITIES 0.1 %                                                            550,155
                                                                                                   --------------
          NET ASSETS 100.0%                                                                        $  703,783,417
                                                                                                   ==============

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Franklin California Tax-Exempt Money Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

1915 Act Improvement Bond Act of 1915
AD       Assessment District
BAN      Bond Anticipation Note
CDA      Community Development Authority/Agency
COP      Certificate of Participation
FHLMC    Federal Home Loan Mortgage Corp.
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Inc.
GO       General Obligation
HFAR     Housing Finance Authority Revenue
MF       Multi-Family
MFH      Multi-Family Housing
MFHR     Multi-Family Housing Revenue
MFMR     Multi-Family Mortgage Revenue
MFR      Multi-Family Revenue
MTA      Metropolitan Transit Authority
MUD      Municipal Utility District
PCFA     Pollution Control Financing Authority
PCR      Pollution Control Revenue
PFA      Public Financing Authority
PFAR     Public Financing Authority Revenue
RDAR     Redevelopment Agency Revenue
TRAN     Tax and Revenue Anticipation Note
UHSD     Unified/Union High School District
USD      Unified/Union School District

FRANKLIN CALIFORNIA TAX-FREE TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued daily at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

3. INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                Franklin California
                              Franklin California Insured   Intermediate-Term Tax-Free
                                  Tax-Free Income Fund              Income Fund
                              ---------------------------   --------------------------
Cost of investments                 $2,116,517,950                $750,413,438
                                    ==============                ============
Unrealized appreciation             $   61,227,298                $ 19,405,418
Unrealized depreciation                (53,778,776)                 (9,028,447)
                                    --------------                ------------
Net unrealized appreciation
   (depreciation)                   $    7,448,522                $ 10,376,971
                                    ==============                ============

At March 31, 2010, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At March 31, 2010, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds believe the adoption of this Accounting Standards Update will not have a material impact on their financial statements.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST



By /s/LAURA F. FERGERSON
   ------------------------
    Laura F. Fergerson
    Chief Executive Officer -
      Finance and Administration
Date  May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/LAURA F. FERGERSON
   ------------------------
    Laura F. Fergerson
    Chief Executive Officer -
      Finance and Administration
Date  May 27, 2010



By /s/GASTON GARDEY
  ----------------------
  Gaston Gardey
  Chief Financial Officer and
   Chief Accounting Officer
Date  May 27, 2010